Investment Revenue - Summary of Investment Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment Revenue [Abstract]
Realized gains	$ 20,213	$ 0	$ 0
Unrealized losses (note 9)	(64,714)	0	0
Investment revenue	$ (44,501)	$ 0	$ 0